LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of components of lease costs

	Years ended December 31,
	2023	2024	2025
Operating lease costs	5,359	5,050	4,142
Short-term lease costs	309	218	196
Financing lease costs:
Amortization of ROU assets	28	24	—
Interests	4	—	—
Sublease income (1)	—	(1,351)	(1,965)
Total lease costs	5,700	3,941	2,373

	December 31,
	2024	2025
Operating Leases
Land use right, net	1,449	1,482
Operating lease right-of-use assets (excluding land use right)	8,481	4,586
Total operating lease right-of-use assets	9,930	6,068
Operating lease liabilities, current	4,047	2,818
Operating lease liabilities, non-current	4,780	1,886
Total operating lease liabilities	8,827	4,704

	December 31,
	2024	2025
Weighted-average remaining lease term
Land use right	49.25	48.25
Operating leases	2.53	1.82
Weighted-average discount rate
Land use right	—	—
Operating leases	3.23%	3.31%

	Years ended December 31,
Other information	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	5,707	5,152	4,272
Operating cash flows from financing leases	44	34	—
Financing cash flows from financing leases	4	—	—

(1) For the year ended December 31, 2025, the Group recognized sublease income of $1,965 (2024: $1,351), and incurred sublease cost of $1,291 (2024: $727).

Schedule of future minimum lease payments for operating leases

Future minimum lease payments for operating leases as of December 31, 2025 are as follows:

Operating Leases
2026	2,914
2027	1,513
2028	312
2029	90
2030 and thereafter	—
Total minimum lease payments	4,829
Less: Imputed interest	(125)
Total lease liability balance	4,704
Minimum payments related to leases not yet commenced as of December 31, 2025	—